FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Abstract]
Disclosure of classification of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$466	$466
Accounts receivable and other (current and non-current)	—	2,241	2,241
Financial assets (current and non-current)(1)	187	—	187
Due from Brookfield Infrastructure	—	1,684	1,684
Total	$187	$4,391	$4,578

Financial liabilities
Accounts payable and other (current and non-current)	$—	$700	$700
Non-recourse borrowings (current and non-current)	—	13,088	13,088
Exchangeable and class B shares(2)	—	3,622	3,622
Financial liabilities (current and non-current)(1)	47	—	47
Loans payable to Brookfield Infrastructure	—	100	100
Total	$47	$17,510	$17,557
1.Derivative instruments which are elected for hedge accounting totaling $187 million are included in financial assets and $47 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$539	$539
Accounts receivable and other (current and non-current)	—	2,218	2,218
Financial assets (current and non-current)(1)	103	—	103
Due from Brookfield Infrastructure	—	1,288	1,288
Total	$103	$4,045	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$—	$837	$837
Non-recourse borrowings (current and non-current)	—	12,028	12,028
Exchangeable and class B shares(2)	—	4,153	4,153
Financial liabilities(1)	75	—	75
Loans payable to Brookfield Infrastructure	—	26	26
Total	$75	$17,044	$17,119
1.Derivative instruments which are elected for hedge accounting totaling $103 million are included in financial assets and $75 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.

Disclosure of classification of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2024:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$466	$466
Accounts receivable and other (current and non-current)	—	2,241	2,241
Financial assets (current and non-current)(1)	187	—	187
Due from Brookfield Infrastructure	—	1,684	1,684
Total	$187	$4,391	$4,578

Financial liabilities
Accounts payable and other (current and non-current)	$—	$700	$700
Non-recourse borrowings (current and non-current)	—	13,088	13,088
Exchangeable and class B shares(2)	—	3,622	3,622
Financial liabilities (current and non-current)(1)	47	—	47
Loans payable to Brookfield Infrastructure	—	100	100
Total	$47	$17,510	$17,557
1.Derivative instruments which are elected for hedge accounting totaling $187 million are included in financial assets and $47 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2023:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized cost	Total
Financial assets
Cash and cash equivalents	$—	$539	$539
Accounts receivable and other (current and non-current)	—	2,218	2,218
Financial assets (current and non-current)(1)	103	—	103
Due from Brookfield Infrastructure	—	1,288	1,288
Total	$103	$4,045	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$—	$837	$837
Non-recourse borrowings (current and non-current)	—	12,028	12,028
Exchangeable and class B shares(2)	—	4,153	4,153
Financial liabilities(1)	75	—	75
Loans payable to Brookfield Infrastructure	—	26	26
Total	$75	$17,044	$17,119
1.Derivative instruments which are elected for hedge accounting totaling $103 million are included in financial assets and $75 million are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$466	$466	$539	$539
Accounts receivable and other (current and non-current)	2,241	2,241	2,218	2,218
Financial assets (current and non-current)	187	187	103	103
Due from Brookfield Infrastructure	1,684	1,684	1,288	1,288
Total	$4,578	$4,578	$4,148	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$700	$700	$837	$837
Non-recourse borrowings (current and non-current)(1)	13,088	12,857	12,028	11,836
Exchangeable and class B shares(2)	3,622	3,622	4,153	4,153
Financial liabilities (current and non-current)	47	47	75	75
Loans payable to Brookfield Infrastructure	100	100	26	26
Total	$17,557	$17,326	$17,119	$16,927
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2024	December 31, 2023
Interest rate swaps & other	Level 2(1)
Financial assets		$187	$103
Financial liabilities		47	75
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2024 and December 31, 2023:

	June 30, 2024		December 31, 2023
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$466	$466	$539	$539
Accounts receivable and other (current and non-current)	2,241	2,241	2,218	2,218
Financial assets (current and non-current)	187	187	103	103
Due from Brookfield Infrastructure	1,684	1,684	1,288	1,288
Total	$4,578	$4,578	$4,148	$4,148

Financial liabilities
Accounts payable and other (current and non-current)	$700	$700	$837	$837
Non-recourse borrowings (current and non-current)(1)	13,088	12,857	12,028	11,836
Exchangeable and class B shares(2)	3,622	3,622	4,153	4,153
Financial liabilities (current and non-current)	47	47	75	75
Loans payable to Brookfield Infrastructure	100	100	26	26
Total	$17,557	$17,326	$17,119	$16,927
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy with the exception of certain borrowings at our global intermodal logistics operation, which are classified under level 1. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 12, Equity.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2024	December 31, 2023
Interest rate swaps & other	Level 2(1)
Financial assets		$187	$103
Financial liabilities		47	75
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.